Analysis of Assets and Liabilities by Financial Instrument Classification (Details) - Schedule of classification of financial assets and financial liabilities - ZAR (R) R in Thousands	Feb. 28, 2022	Feb. 28, 2021
Financial assets (at fair value)
Other financial assets		R 882,400
Loans to related party [Member]
Financial assets (at amortized cost)
Financial assets	R 19,400	19,400
Trade and other receivables (excludes prepayments and other taxes) [Member]
Financial assets (at amortized cost)
Financial assets	304,561	269,593
Cash and cash equivalents [Member]
Financial assets (at amortized cost)
Financial assets	731,748	104,937
Other Financial asset [Member]
Financial assets (at amortized cost)
Financial assets		882,420
Financial assets (at fair value)
Other financial assets	16,664
Total financial assets (at amortized cost) [Member]
Financial assets (at amortized cost)
Financial assets	1,055,709	1,276,350
Loans from related parties [Member]
Financial liabilities (other financial liabilities)
Financial liabilities	2,134	891,977
Trade and other payables (excludes other taxes) [Member]
Financial liabilities (other financial liabilities)
Financial liabilities	250,970	235,510
Term loans [Member]
Financial liabilities (other financial liabilities)
Financial liabilities	89,350	15,930
Deferred revenue [Member]
Financial liabilities (other financial liabilities)
Financial liabilities	326,404	246,765
Bank overdraft [Member]
Financial liabilities (other financial liabilities)
Financial liabilities	13,722	28,839
Total financial liabilities (other financial liabilities) [Member]
Financial liabilities (other financial liabilities)
Financial liabilities	R 682,580	R 1,419,021